Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Comprehensive Income:
Revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Cost of revenue	37,242	28,251	39,324	25,443	18,559
Gross profit	55,133	45,051	59,615	39,476	25,274
Operating expenses:
Marketing and sales	13,440	11,139	15,752	10,867	8,262
Research and development	6,622	3,639	5,222	4,281	3,140
General and administrative	10,394	8,297	11,772	7,629	5,965
Loss on impairment of foreign subsidiary assets				773
Total operating expenses	30,456	23,075	32,746	23,550	17,367
Income from operations	24,677	21,976	26,869	15,926	7,907
Other income (expense), net	(90)	18	(114)	(213)	(517)
Income before income taxes	24,587	21,994	26,755	15,713	7,390
Provision for income taxes	7,957	7,252	8,783	4,762	3,167
Net income	16,630	14,742	17,972	10,951	4,223
Less: dividends on redeemable preferred stock		(3,126)	(4,179)	(4,179)	(4,180)
Less: undistributed earnings allocated to preferred shareholders		(3,834)	(4,507)	(2,377)	(16)
Net income attributable to common shareholders	16,630	7,782	9,286	4,395	27
Net income per share attributable to common shareholders:
Basic	$ 0.72	$ 0.64	$ 0.75	$ 0.40	$ 0.00
Diluted	$ 0.68	$ 0.58	$ 0.67	$ 0.34	$ 0.00
Weighted average shares outstanding:
Basic	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Diluted	24,356,785	13,496,238	13,939,072	13,051,458	13,201,762
Pro forma net income per share (unaudited)
Basic	$ 0.72	$ 0.81	$ 0.98	$ 0.64
Diluted	$ 0.68	$ 0.76	$ 0.90	$ 0.58
Pro forma weighted average shares outstanding used in computing net income per share (unaudited)
Basic	22,975,950	18,154,598	18,343,794	17,071,222
Diluted	24,356,785	19,488,028	19,930,862	19,043,248
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	197	(280)	(280)	(214)	152
Comprehensive income	$ 16,827	$ 14,462	$ 17,692	$ 10,737	$ 4,375